Document and Entity Information	12 Months Ended
Feb. 28, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Feb. 28, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34900
Entity Registrant Name	TAL Education Group
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	5/F, Tower B, Heying Center
Entity Address, Address Line Two	Xiaoying West Street
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001499620
Current Fiscal Year End Date	--02-28
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	People’s Republic of China
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each three representing one Class A common share*
Trading Symbol	TAL
Security Exchange Name	NYSE
Class A common shares
Document Information [Line Items]
Title of 12(b) Security	Class A common shares, par value $0.001 per share**
Trading Symbol	TAL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	166,786,023
Class B common shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	49,153,604
Business Contact
Document Information [Line Items]
Contact Personnel Name	Alex Zhuangzhuang Peng
Entity Address, Address Line One	5/F, Tower B, Heying Center
Entity Address, Address Line Two	Xiaoying West Street
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
Contact Personnel Email Address	ir@tal.com
Country Region	86
City Area Code	10
Local Phone Number	5292-6658